Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Inventories by category

	December 31,
	2019	2018
	(€ in thousands)
Raw materials and merchandise	4,109	4,628
Work in progress	8,350	5,436
Total	12,459	10,064